Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Fair Values of Financial Instruments Carried at Amortised Cost

	Group
	2019					2018
	Fair value				Carrying	Fair value				Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	0	0	211,796	211,796	207,287	—	—	204,061	204,061	201,289
Loans and advances to banks	0	1,739	116	1,855	1,855	—	2,739	60	2,799	2,799
Reverse repurchase agreements – non trading	0	23,634	0	23,634	23,636	—	21,130	—	21,130	21,127
Other financial assets at amortised cost	6,575	535	0	7,110	7,056	6,390	721	—	7,111	7,229

	6,575	25,908	211,912	244,395	239,834	6,390	24,590	204,121	235,101	232,444

Liabilities
Deposits by customers	0	95	181,918	182,013	181,883	—	21	178,160	178,181	178,090
Deposits by banks	0	13,956	407	14,363	14,353	—	16,243	989	17,232	17,221
Repurchase agreements – non trading	0	18,292	0	18,292	18,286	—	10,923	—	10,923	10,910
Debt securities in issue	0	42,694	0	42,694	41,129	—	47,787	—	47,787	46,692
Subordinated liabilities	0	4,220	0	4,220	3,528	—	3,877	—	3,877	3,601

	0	79,257	182,325	261,582	259,179	—	78,851	179,149	258,000	256,514

Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2019 and 2018, analysed by their levels in the fair value hierarchy – Level 1, Level 2 and Level 3.

		Group
		2019				2018
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	0	2,317	6	2,323	—	4,323	25	4,348	A
	Interest rate contracts	0	1,915	9	1,924	—	2,526	6	2,532	A & C
	Equity and credit contracts	0	223	60	283	—	188	63	251	B & D
	Netting	0	(1,214)	0	(1,214)	—	(1,872)	—	(1,872)

		0	3,241	75	3,316	—	5,165	94	5,259

Other financial assets at FVTPL	Loans and advances to customers	0	0	92	92	—	12	82	94	A
	Debt securities	0	0	294	294	18	2,339	894	3,251	A, B & D
	Equity securities	0	0	0	0	—	—	—	—	B
	Reverse repurchase agreements – non trading	0	0	0	0	—	2,272	—	2,272	A

		0	0	386	386	18	4,623	976	5,617

Financial assets at FVOCI	Debt securities	9,209	482	0	9,691	12,487	742	—	13,229	D
	Loans and advances to customers	0	0	56	56	—	—	73	73	D

		9,209	482	56	9,747	12,487	742	73	13,302

Total assets at fair value		9,209	3,723	517	13,449	12,505	10,530	1,143	24,178

Liabilities
Derivative financial instruments	Exchange rate contracts	0	660	4	664	—	528	23	551	A
	Interest rate contracts	0	1,836	2	1,838	—	2,515	7	2,522	A & C
	Equity and credit contracts	0	134	26	160	—	132	36	168	B & D
	Netting	0	(1,214)	0	(1,214)	—	(1,872)	—	(1,872)

		0	1,416	32	1,448	—	1,303	66	1,369

Other financial liabilities at FVTPL	Debt securities in issue	0	1,099	6	1,105	—	983	7	990	A
	Structured deposits	0	406	29	435	—	104	29	133	A
	Repurchase agreements – non trading	0	0	0	0	—	2,110	—	2,110	A
	Collateral and associated financial guarantees	0	147	26	173	—	3,040	13	3,053	D

		0	1,652	61	1,713	—	6,237	49	6,286

Total liabilities at fair value		0	3,068	93	3,161	—	7,540	115	7,655

Summary of Fair Value Adjustment
The magnitude and types of fair value adjustment are listed in the following table:

	2019 £m	2018 £m
Risk-related:
– Bid-offer and trade specific adjustments	(12)	13
– Uncertainty	17	36
– Credit risk adjustment	6	9
– Funding fair value adjustment	6	4

	17	62

Model-related	0	5

	17	67

Analysis of Financial Instruments Valued Using Internal Models Based on Information Other Than Market Data
The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)

Balance sheet line item	Category	Financial instrument product type	2019 £m	2018 £m	2019 £m	2018 £m	2017 £ m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	52	54	2	30	(6)
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	51	53	0	8	2
3. FVTPL assets	Loans and advances to customers	Other loans	41	29	1	2	—
4. FVTPL assets	Debt securities	Reversionary property securities	120	142	(17)	(28)	(18)
5. FVTPL assets	Debt securities	Credit linked notes	174	752	7	13	—
6. FVOCI assets	Loans and advances to customers	Other loans	56	73	(2)	(5)	—
7. Derivative liabilities	Equity contracts	Property options and forwards	(26)	(35)	0	—	(5)
8. FVTPL liabilities	Financial guarantees	Credit protection guarantee	(26)	(13)	(7)	(13)	—

			442	1,055	(16)	7	(27)

Other Level 3 assets			23	40	16	(2)	(26)

Other Level 3 liabilities			(41)	(67)	(5)	1	19

Total net assets			424	1,028	0	—	—

Total (expense)/income					(5)	6	(34)

Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in 2019 and 2018:

	Assets				Liabilities
	Derivatives £m	Other financial assets at FVTPL £m	Financial assets at FVOCI £m	Total £m	Derivatives £m	Other financial liabilities at FVTPL £m	Total £m
At 1 January 2019	94	976	73	1,143	(66)	(49)	(115)
Total gains/(losses) recognised in profit or loss:
– Fair value movements	18	(9)	(2)	7	(6)	(6)	(12)
– Foreign exchange and other movements	0	6	0	6	0	(6)	(6)
Transfers in	0	11	0	11	0	0	0
Netting (1)	0	(430)	0	(430)	0	0	0
Additions	2	188	0	190	0	(3)	(3)
Sales	0	0	0	0	0	0	0
Settlements	(39)	(356)	(15)	(410)	40	3	43

At 31 December 2019	75	386	56	517	(32)	(61)	(93)

Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	18	(3)	(2)	13	(6)	(12)	(18)

At 1 January 2018	64	838	199	1,101	(63)	(6)	(69)
Total gains/(losses) recognised in profit or loss:
– Fair value movements	28	(5)	(5)	18	1	(13)	(12)
– Foreign exchange and other movements	(5)	—	—	(5)	5	(1)	4
Transfers in	35	18	—	53	(31)	(29)	(60)
Additions	—	280	17	297	—	—	—
Sales	—	(95)	—	(95)	—	—	—
Settlements	(28)	(60)	(138)	(226)	22	—	22

At 31 December 2018	94	976	73	1,143	(66)	(49)	(115)

Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	23	(5)	(5)	13	6	(14)	(8)

(1)
This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off
between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note
 19.

Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Level 3)

		Significant unobservable input				Sensitivity
			Assumption value			Favourable changes £m	Unfavourable changes £m
2019	Fair value £m	Assumption description	Range (1)	Weighted average	Shift
1. Derivative assets – Equity and credit contracts:	52	HPI Forward growth rate	0% - 5%	2.57%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate (2)	n/a	802	10%	7	(7)
2. FVTPL – Loans and advances to customers:	51	HPI Forward growth rate	0% - 5%	2.69%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	41	Credit spreads	0% - 1%	0.35%	20%	0	0
– Other loans
4. FVTPL – Debt securities:	120	HPI Forward growth rate	0% - 5%	2.57%	1%	0	0
– Reversionary property securities		HPI Spot rate (2)	n/a	802	10%	6	(6)
6. FVOCI – Loans and advances to customers:	56	Credit spreads	0% - 1%	0.51%	20%	0	0
– Other loans
7. Derivative liabilities – Equity contracts:	(26)	HPI Forward growth rate	0% - 5%	2.44%	1%	2	(2)
– Property-related options and forwards		HPI Spot rate (2)	n/a	758	10%	3	(3)

2018
1. Derivative assets – Equity and credit contracts:	54	HPI Forward growth rate	0% - 5%	2.68%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate (2)	n/a	783	10%	7	(7)
2. FVTPL – Loans and advances to customers:	53	HPI Forward growth rate	0% - 5%	2.77%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	29	Credit spreads	0% - 1%	0.52%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	142	HPI Forward growth rate	0% - 5%	2.68%	1%	6	(6)
– Reversionary property securities		HPI Spot rate (2)	n/a	783	10%	10	(10)
6. FVOCI – Loans and advances to customers:	73	Credit spreads	0% - 2%	0.80%	20%	—	—
– Other loans
7. Derivative liabilities – Equity contracts:	(35)	HPI Forward growth rate	0% - 5%	2.59%	1%	2	(2)
– Property-related options and forwards		HPI Spot rate (2)	n/a	722	10%	3	(4)

(1)	The range of actual assumption values used to calculate the weighted average disclosure.
(2)	The HPI spot rate in the weighted average column represents the HPI spot rate index level at 31 December 2019 and 2018.

Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments

	Group
2019	On demand £m	Not later than 3 months £m	Later than 3 months and not later than 1 year £m	Later than 1 year and not later than 5 years £m	Later than 5 years £m	Total £m
Financial liabilities
Derivative financial instruments	9	243	293	418	532	1,495
Other financial liabilities at fair value through profit or loss	1	6	203	617	969	1,796
Deposits by customers	160,833	2,531	6,476	9,770	3,045	182,655
Deposits by banks	2,711	486	4,764	6,338	220	14,519
Repurchase agreements – non trading	6	15,878	1,578	846	0	18,308
Debt securities in issue	0	7,129	8,702	18,100	8,897	42,828
Subordinated liabilities	0	239	131	1,539	3,961	5,870

Total financial liabilities	163,560	26,512	22,147	37,628	17,624	267,471

Off-balance sheet commitments given	18,907	7,829	840	11,490	1,278	40,344

2018
Financial liabilities
Derivative financial instruments	—	431	57	41	1,003	1,532
Other financial liabilities at fair value through profit or loss	11	2,146	76	408	3,855	6,496
Deposits by customers	159,009	3,422	9,491	5,216	1,305	178,443
Deposits by banks	5,096	1,100	90	11,100	52	17,438
Repurchase agreements – non trading	2	9,101	972	849	517	11,441
Debt securities in issue	—	9,157	5,520	23,051	10,921	48,649
Subordinated liabilities	—	255	134	709	5,279	6,377

Total financial liabilities	164,118	25,612	16,340	41,374	22,932	270,376

Off-balance sheet commitments given	18,667	5,843	670	13,413	1,426	40,019